INCOME TAXES - COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Tax Credit Carryforward [Line Items]
Gross deferred tax assets	$ 85.9	$ 74.9
Statutory valuation allowance adjustment	0.0	0.0
Adjusted gross deferred tax assets	85.9	74.9
Subtotal net admitted deferred tax asset	26.7	23.3
Deferred tax liabilities	10.1	9.0
Net admitted deferred tax assets	16.6	14.3
Change
Gross deferred tax assets	11.0
Statutory valuation allowance adjustment	0.0
Adjusted gross deferred tax assets	11.0
Deferred tax assets nonadmitted	7.6
Subtotal net admitted deferred tax asset	3.4
Deferred tax liabilities	1.1
Net admitted deferred tax assets/(net deferred tax liability)	2.3
Ordinary
Tax Credit Carryforward [Line Items]
Gross deferred tax assets	83.3	72.8
Statutory valuation allowance adjustment	0.0	0.0
Adjusted gross deferred tax assets	83.3	72.8
Subtotal net admitted deferred tax asset	26.7	23.3
Deferred tax liabilities	3.2	3.9
Net admitted deferred tax assets	23.5	19.4
Change
Gross deferred tax assets	10.5
Statutory valuation allowance adjustment	0.0
Adjusted gross deferred tax assets	10.5
Deferred tax assets nonadmitted	7.1
Subtotal net admitted deferred tax asset	3.4
Deferred tax liabilities	(0.7)
Net admitted deferred tax assets/(net deferred tax liability)	4.1
Capital
Tax Credit Carryforward [Line Items]
Gross deferred tax assets	2.6	2.1
Statutory valuation allowance adjustment	0.0	0.0
Adjusted gross deferred tax assets	2.6	2.1
Subtotal net admitted deferred tax asset	0.0	0.0
Deferred tax liabilities	6.9	5.1
Net admitted deferred tax liabilities	(6.9)	$ (5.1)
Change
Gross deferred tax assets	0.5
Statutory valuation allowance adjustment	0.0
Adjusted gross deferred tax assets	0.5
Deferred tax assets nonadmitted	0.5
Subtotal net admitted deferred tax asset	0.0
Deferred tax liabilities	1.8
Net admitted deferred tax assets/(net deferred tax liability)	$ (1.8)